Schedule of Investments (unaudited) March 31, 2024	BlackRock Taxable Municipal Bond Trust (BBN) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Corporate Bonds

Diversified Consumer Services — 3.1%
Grand Canyon University, 5.13%, 10/01/28	$9,377	$8,480,278
Rensselaer Polytechnic Institute, Series 2018, 5.25%, 09/01/48	18,190	16,415,768
Wesleyan University, 4.78%, 07/01/2116(a)	11,000	9,335,466

		34,231,512

Financial Services(b) — 1.7%
MMH Master LLC
6.38%, 02/01/34	2,750	2,771,143
6.50%, 02/01/39	6,475	6,526,052
6.75%, 02/01/44	7,300	7,284,734
Western Group Housing LP, 6.75%, 03/15/57	2,388	2,521,458

		19,103,387

Health Care Providers & Services — 3.0%
CommonSpirit Health, 5.32%, 12/01/34	14,655	14,679,782
Ochsner Clinic Foundation, 5.90%, 05/15/45(a)	5,000	4,882,847
West Virginia United Health System Obligated Group, Series 2018, 4.92%, 06/01/48	15,000	13,497,188

		33,059,817

Total Corporate Bonds — 7.8% (Cost: $92,908,696)		86,394,716

Municipal Bonds

Alabama — 0.1%
Jacksonville Public Educational Building Authority, RB, (AGM), 7.00%, 08/01/46	1,365	1,456,892

Alaska — 0.9%
Alaska Housing Finance Corp., RB, S/F Housing, Series C, 6.25%, 12/01/53	10,000	10,257,979

Arizona — 2.2%
Salt River Project Agricultural Improvement & Power District, RB, BAB, 4.84%, 01/01/41(a)	24,545	23,877,539

Arkansas — 0.7%
Arkansas Development Finance Authority, RB, 7.38%, 07/01/48(b)	7,400	8,148,591

California — 21.6%
Alameda Corridor Transportation Authority, Refunding RB, CAB(c)
Series D, (AGM), 0.00%, 10/01/40	3,775	1,434,994
Series B, Senior Lien, 0.00%, 10/01/42	5,000	1,748,140
Alameda County Joint Powers Authority, RB, BAB, Series A, 7.05%, 12/01/44	11,000	13,156,072
Bay Area Toll Authority, RB, BAB
Series S-1, 6.92%, 04/01/40	13,700	15,674,588
Series S-3, 6.91%, 10/01/50	14,000	17,006,758
California Infrastructure & Economic Development Bank, RB, 5.50%, 01/01/38(b)	4,800	3,607,755
California State Public Works Board, RB, BAB, Series G-2, 8.36%, 10/01/34(a)	17,050	20,691,110
California State University, Refunding RB, Series B, 2.80%, 11/01/41	5,000	3,749,443
City of Chula Vista California, RB, 2.40%, 06/01/36	1,275	973,079
City of Huntington Beach California, Refunding RB
3.28%, 06/15/40(a)	6,000	4,695,588
3.38%, 06/15/44	1,500	1,118,362

Security	Par (000)	Value

California (continued)
City of Orange California, RB, (BAM), 3.12%, 06/01/44	$2,000	$1,407,722
City of San Francisco California Public Utilities Commission Water Revenue, RB, BAB, Series DE, 6.00%, 11/01/40(a)	21,255	22,121,081
County of Sonoma California, Refunding RB, Series A, 6.00%, 12/01/29(a)	10,420	10,742,709
Golden State Tobacco Securitization Corp., Refunding RB
(SAP), 3.12%, 06/01/38	11,410	9,270,831
Series A-1, 4.21%, 06/01/50	35,775	27,173,658
Imperial Irrigation District, RB, (AMBAC), 6.94%, 01/01/26	1,115	1,134,190
Los Angeles Community College District, GO, BAB, 6.60%, 08/01/42	10,000	11,288,873
Orange County Local Transportation Authority Sales Tax Revenue, Refunding RB, BAB, Series A, 6.91%, 02/15/41	5,000	5,657,459
San Diego County Regional Airport Authority, ARB, Series B, 5.59%, 07/01/43	3,795	3,771,260
San Joaquin Hills Transportation Corridor Agency, Refunding RB, Series B, (AGM), 3.49%, 01/15/50	7,200	5,557,349
State of California, GO, BAB
7.55%, 04/01/39(a)	9,035	11,066,084
7.35%, 11/01/39	5,000	5,920,125
7.63%, 03/01/40	8,950	10,957,774
7.60%, 11/01/40(a)	15,000	18,523,037
State of California, Refunding GO, 5.13%, 03/01/38	10,010	10,105,987

		238,554,028

Colorado — 4.3%
Colorado Health Facilities Authority, Refunding RB, Series B, 4.48%, 12/01/40	11,885	10,078,610
Colorado Housing and Finance Authority, RB, S/F Housing, Series B-1, Class I, (GNMA), 6.25%, 11/01/54(d)	2,180	2,265,451
Denver City & County School District No. 1, Refunding COP, Series B, 7.02%, 12/15/37	6,000	6,951,118
Regional Transportation District, COP, BAB, Series B, 7.67%, 06/01/40(a)	23,000	27,695,177

		46,990,356

Connecticut — 0.3%
Connecticut State Health & Educational Facilities Authority, Refunding RB, Series G-2, 4.25%, 07/01/27(b)	3,935	3,819,089

District of Columbia — 1.8%
Metropolitan Washington Airports Authority Dulles Toll Road Revenue, ARB, BAB, Series D, 8.00%, 10/01/47(a)	10,750	13,980,771
Metropolitan Washington Airports Authority Dulles Toll Road Revenue, RB, BAB, 7.46%, 10/01/46	5,000	6,259,045

		20,239,816

Florida — 3.6%
Capital Trust Agency, Inc., RB(b)
5.00%, 01/01/25	175	174,014
5.50%, 06/15/26	445	424,763
County of Miami-Dade Seaport Department, ARB, 6.22%, 11/01/55	3,295	3,512,635

S C H E D U L E O F I N V E S T M E N T S	1

Schedule of Investments (unaudited) (continued) March 31, 2024	BlackRock Taxable Municipal Bond Trust (BBN) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Florida (continued)
Excelsior Academies, Inc., RB, Series C, 5.25%, 11/01/25	$195	$190,813
Florida Development Finance Corp., RB(b)
6.75%, 12/15/28	690	693,098
Series B, 5.00%, 06/15/25	285	280,574
Series B, 5.75%, 06/15/25	505	495,152
Series D, 5.75%, 12/15/26	650	631,722
Florida Development Finance Corp., Refunding RB, Series B, 4.11%, 04/01/50	10,000	8,204,385
Miami-Dade County Educational Facilities Authority, Refunding RB, Series B, 5.07%, 04/01/50	12,250	12,133,641
Miami-Dade County Industrial Development Authority, RB, 5.25%, 11/01/25	70	68,413
Village Center Community Development District, Refunding RB, 5.02%, 11/01/36	13,500	13,142,146

		39,951,356

Georgia — 5.8%
East Point Business & Industrial Development Authority, RB, Series B, 5.25%, 06/15/31(b)	860	843,758
Municipal Electric Authority of Georgia, Refunding RB, BAB
6.64%, 04/01/57	25,422	28,834,164
6.66%, 04/01/57	20,536	23,640,574
7.06%, 04/01/57	9,420	10,681,740

		64,000,236

Hawaii — 0.7%
State of Hawaii, GO, Series GK, 6.05%, 10/01/36	5,000	5,435,358
State of Hawaii, Refunding GO, Series GC, 2.37%, 10/01/35	2,500	1,971,679

		7,407,037

Idaho — 2.0%
Idaho Housing & Finance Association, RB
Series B, 4.75%, 06/15/29(b)	235	218,025
Series B, 7.15%, 06/15/31	545	497,130
Idaho Housing & Finance Association, RB, S/F Housing
Series B, (FHLMC, FNMA, GNMA), 6.25%, 07/01/54	5,915	6,143,438
Series E, (FHLMC, FNMA, GNMA), 6.06%, 01/01/44(a)	15,000	15,540,386

		22,398,979

Illinois — 15.9%
Chicago Board of Education, GO, BAB
6.04%, 12/01/29	10,435	10,267,333
6.14%, 12/01/39	370	345,228
6.52%, 12/01/40	9,745	9,370,821
Chicago O’Hare International Airport, Refunding ARB, BAB, Series B, 6.40%, 01/01/40	1,500	1,648,276
Chicago Transit Authority Sales & Transfer Tax Receipts Revenue, RB
Series A, 6.90%, 12/01/40	3,847	4,336,851
Series B, 6.90%, 12/01/40	4,623	5,212,242
Chicago Transit Authority Sales Tax Receipts Fund, RB, BAB, Series B, 6.20%, 12/01/40(a)	16,015	17,125,272
City of Chicago Illinois Wastewater Transmission Revenue, RB, BAB, Series B, 2nd Lien, 6.90%, 01/01/40(a)	36,000	40,823,600

Security	Par (000)	Value

Illinois (continued)
City of Chicago Illinois Waterworks Revenue, RB, BAB, Series B, 6.74%, 11/01/40	$15,250	$17,333,253
Illinois Finance Authority, RB, 6.69%, 07/01/33	2,925	3,078,065
Illinois Housing Development Authority, RB, S/F Housing, Series B, Sustainability Bonds, (FHLMC, FNMA, GNMA), 5.88%, 10/01/49	4,445	4,479,827
Illinois Municipal Electric Agency, RB, BAB, 7.29%, 02/01/35(a)	15,000	16,664,209
Northern Illinois Municipal Power Agency, RB, BAB, 7.82%, 01/01/40	5,000	5,970,292
State of Illinois, GO, BAB
6.73%, 04/01/35	5,834	6,140,643
7.35%, 07/01/35(a)	30,733	33,145,473

		175,941,385

Indiana — 1.7%
Indiana Finance Authority, RB, BAB, Series B, 6.60%, 02/01/39(a)	7,900	8,847,667
Indiana Municipal Power Agency, RB, BAB, Series A, 5.59%, 01/01/42	10,000	10,272,778

		19,120,445

Kentucky — 0.9%
Westvaco Corp., RB, 7.67%, 01/15/27(b)	9,400	9,808,831

Louisiana — 0.9%
Louisiana Local Government Environmental Facilities & Community Development Authority, RB, Series A-3, 5.20%, 12/01/39	9,750	9,863,213

Maryland — 2.2%
Maryland Community Development Administration, RB, S/F Housing
Series F, Sustainability Bonds, (FHLMC, FNMA, GNMA), 6.15%, 09/01/38	5,000	5,204,209
Series F, Sustainability Bonds, (FHLMC, FNMA, GNMA), 6.23%, 09/01/43	10,000	10,327,509
Maryland Economic Development Corp., RB, 4.00%, 04/01/34	9,295	7,470,351
Maryland Health & Higher Educational Facilities Authority, RB, Series B, 6.25%, 03/01/27(b)	765	736,107

		23,738,176

Massachusetts — 4.2%
Commonwealth of Massachusetts Transportation Fund Revenue, RB, BAB, 5.73%, 06/01/40(a)	5,000	5,187,677
Massachusetts Educational Financing Authority, RB
Series A, 3.61%, 07/01/36	9,270	8,693,930
Series A, 5.95%, 07/01/44	15,000	15,438,787
Massachusetts Educational Financing Authority, Refunding RB, Series A, 4.95%, 07/01/38	16,695	16,436,993

		45,757,387

Michigan — 4.1%
Michigan Finance Authority, RB 6.38%, 06/01/33(b)(e)(f)	1,000	837,895
Series D, 5.02%, 11/01/43	7,500	7,327,562
Michigan Finance Authority, Refunding RB, CAB, Series B, 0.00%, 06/01/45(c)	50,000	13,175,205
Michigan State Housing Development Authority, RB, S/F Housing, Series B, Sustainability Bonds, 5.77%, 12/01/44	3,125	3,152,479

2

Schedule of Investments (unaudited) (continued) March 31, 2024	BlackRock Taxable Municipal Bond Trust (BBN) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Michigan (continued)
Michigan State University, RB, BAB, Series A, 6.17%, 02/15/50(a)	$5,500	$5,713,565
Michigan State University, Refunding RB, Series A, 4.50%, 08/15/48	14,575	13,499,825
Western Michigan University, Refunding RB, Series B, (AGM), 2.88%, 11/15/43	1,500	1,096,789

		44,803,320

Minnesota — 1.3%
Southern Minnesota Municipal Power Agency, Refunding RB, BAB, Series A, 5.93%, 01/01/43	8,000	8,465,131
Western Minnesota Municipal Power Agency, RB, BAB, 6.77%, 01/01/46	5,000	5,981,312

		14,446,443

Mississippi — 0.5%
Mississippi Development Bank, RB, BAB, 6.41%, 01/01/40	5,000	5,555,793

Missouri — 1.9%
Curators of the University of Missouri, RB, BAB, 5.79%, 11/01/41	7,000	7,467,950
Missouri Joint Municipal Electric Utility Commission, RB, BAB, 7.73%, 01/01/39	11,000	13,115,736

		20,583,686

Nevada — 0.4%
City of North Las Vegas Nevada, GO, BAB, 6.57%, 06/01/40	1,420	1,552,506
County of Clark Department of Aviation, ARB, BAB, Series C, 6.82%, 07/01/45	2,000	2,331,394

		3,883,900

New Hampshire — 1.4%
New Hampshire Business Finance Authority, RB, 3.78%, 01/01/36	2,500	1,935,057
New Hampshire Business Finance Authority, Refunding RB
3.30%, 04/01/32	12,895	10,086,260
2.87%, 07/01/35	4,815	3,576,598

		15,597,915

New Jersey — 10.5%
New Jersey Economic Development Authority, RB
Series A, (NPFGC), 7.43%, 02/15/29(a)	20,974	22,401,769
Series B, 7.00%, 06/15/30(b)	3,515	3,519,323
New Jersey Educational Facilities Authority, Refunding RB, (AGM), 3.51%, 07/01/42	13,500	10,612,956
New Jersey Institute of Technology, Refunding RB, Series B, 3.42%, 07/01/42	7,500	6,154,996
New Jersey Transportation Trust Fund Authority, RB, BAB, Series C, 5.75%, 12/15/28	4,500	4,528,777
New Jersey Transportation Trust Fund Authority, Refunding RB
4.08%, 06/15/39	7,230	6,323,798
4.13%, 06/15/42	16,765	14,405,333
New Jersey Turnpike Authority, RB, BAB(a)
Series A, 7.10%, 01/01/41	34,000	39,692,191
Series F, 7.41%, 01/01/40	6,790	8,164,758

		115,803,901

New York — 8.4%
City of New York, Refunding GO, Series D, 2.17%, 08/01/34	7,285	5,748,194
Metropolitan Transportation Authority, RB, BAB 6.67%, 11/15/39	2,220	2,443,512

Security	Par (000)	Value

New York (continued)
Metropolitan Transportation Authority, RB, BAB (continued)
7.34%, 11/15/39(a)	$13,245	$16,206,354
Series TR, 6.69%, 11/15/40	13,000	14,260,165
Metropolitan Transportation Authority, Refunding RB, Series C-2, Sustainability Bonds, 5.18%, 11/15/49	4,370	4,051,972
New York City Housing Development Corp., RB, M/F Housing, 3.10%, 11/01/45	1,310	919,638
New York City Transitional Finance Authority Future Tax Secured Revenue, RB, BAB, 5.57%, 11/01/38(a)	19,000	19,479,633
New York State Dormitory Authority, RB, BAB, Series H, 5.39%, 03/15/40(a)	15,000	14,998,774
New York State Dormitory Authority, Refunding RB, Series B, 5.75%, 07/01/24(g)	6,010	6,013,005
Triborough Bridge & Tunnel Authority, Refunding RB, Series A-3, 2.51%, 05/15/35	10,390	8,252,373

		92,373,620

North Carolina — 0.7%
North Carolina Housing Finance Agency, RB, S/F Housing, Series 53-B, Sustainability Bonds, (FHLMC, FNMA, GNMA), 6.25%, 01/01/55	7,000	7,173,559

Ohio — 6.1%
American Municipal Power, Inc., RB, Series B, 7.83%, 02/15/41	10,000	12,234,299
American Municipal Power, Inc., Refunding RB, BAB, Series B, 6.45%, 02/15/44	10,000	10,945,272
Franklin County Convention Facilities Authority, RB, BAB, 6.64%, 12/01/42(a)	30,575	34,426,642
Ohio University, RB, 5.59%, 12/01/2114	10,100	9,579,297

		67,185,510

Oklahoma — 1.5%
Oklahoma Development Finance Authority, RB
Series A-3, 5.09%, 02/01/52(a)	6,750	6,624,460
Series A-3, 4.71%, 05/01/52	3,695	3,533,141
Series B, 11.00%, 09/01/41(b)	3,000	2,752,718
Oklahoma Municipal Power Authority, RB, BAB, 6.44%, 01/01/45(a)	3,500	3,732,489

		16,642,808

Pennsylvania — 3.2%
Commonwealth Financing Authority, RB
Series A, 4.14%, 06/01/38	4,435	4,122,306
Series A, 3.81%, 06/01/41	6,110	5,309,098
Pennsylvania Economic Development Financing Authority, RB, BAB, Series B, 6.53%, 06/15/39	23,050	25,721,007

		35,152,411

Puerto Rico — 2.5%
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue, RB
Series A-1, Restructured, 5.00%, 07/01/58	3,465	3,467,061
Series A-2, Restructured, 4.55%, 07/01/40	14,899	11,869,050
Series A-2, Restructured, 4.78%, 07/01/58	12,447	12,390,977

		27,727,088

South Carolina — 3.0%
Charleston Educational Excellence Finance Corp., Refunding RB, 1.87%, 12/01/29	10,000	8,677,865
South Carolina Jobs-Economic Development Authority, RB, 7.35%, 08/15/30(b)	710	693,388
South Carolina Public Service Authority, RB, BAB, Series C, (AGM-CR), 6.45%, 01/01/50(a)	11,290	12,672,239

S C H E D U L E O F I N V E S T M E N T S	3

Schedule of Investments (unaudited) (continued) March 31, 2024	BlackRock Taxable Municipal Bond Trust (BBN) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

South Carolina (continued)
South Carolina Public Service Authority, Refunding RB
Series C, 5.78%, 12/01/41	$4,595	$4,790,357
Series D, (AGM), 6.45%, 12/01/42	2,870	3,180,980
South Carolina Student Loan Corp., RB, Series A, 3.59%, 12/01/39	4,285	3,544,417

		33,559,246

Tennessee — 4.5%
Memphis-Shelby County Industrial Development Board, Refunding TA, Series B, 5.45%, 07/01/45	5,875	4,100,719
Metropolitan Government of Nashville & Davidson County Convention Center Authority, RB, BAB, Series A-2, 7.43%, 07/01/43(a)	35,105	42,028,818
Tennessee Housing Development Agency, RB, S/F Housing, Series 1B, Sustainability Bonds, 5.92%, 07/01/49	545	551,811
Tennessee State School Bond Authority, Refunding RB, Series A, 2.56%, 11/01/41	4,525	3,206,756

		49,888,104

Texas — 5.1%
Arlington Higher Education Finance Corp., RB(b)
5.50%, 04/01/30	500	488,310
6.50%, 11/01/32	1,280	1,298,601
Arlington Higher Education Finance Corp., Refunding RB, Series B, 4.00%, 08/15/28	1,355	1,240,458
City of San Antonio Texas Customer Facility Charge Revenue, ARB, 5.87%, 07/01/45	7,500	7,513,425
Dallas Area Rapid Transit, RB, BAB, 5.02%, 12/01/48(a)	2,500	2,453,158
New Hope Higher Education Finance Corp., RB, Series B, 5.00%, 06/15/27(b)	390	376,565
Port Beaumont Navigation District, Refunding RB, Series B, 6.00%, 01/01/25(b)	3,185	3,131,425
Port of Beaumont Industrial Development Authority, RB, 4.10%, 01/01/28(b)	18,785	16,194,327
Texas Department of Housing & Community Affairs, RB, S/F Housing, Series B, (GNMA), 5.55%, 01/01/44(d)	3,000	3,006,609
Texas Private Activity Bond Surface Transportation Corp., RB, Series B, 3.92%, 12/31/49	25,000	20,505,850

		56,208,728

Utah — 2.8%
Utah Housing Corp., RB, S/F Housing, Series D, (FHLMC, FNMA, GNMA), 6.25%, 07/01/54	3,000	3,113,362
Utah Transit Authority, RB, BAB, 5.71%, 06/15/40(a)	26,405	27,493,604

		30,606,966

Virginia — 3.5%
Tobacco Settlement Financing Corp., Refunding RB, Series A-1, 6.71%, 06/01/46	29,630	25,651,749
Virginia Housing Development Authority, RB, M/F Housing
Series D, 3.52%, 06/01/40	4,000	3,194,585
Series F, 3.13%, 07/01/45	3,425	2,408,476
Virginia Housing Development Authority, RB, S/F
Housing, Series A, 5.57%, 10/01/49	6,845	6,818,955

		38,073,765

Security	Par (000)	Value

Washington — 1.9%
Washington State Convention Center Public Facilities District, RB, BAB, 6.79%, 07/01/40	$19,415	$20,915,349

West Virginia — 2.4%
Tobacco Settlement Finance Authority, RB, Series B, 0.00%, 06/01/47(c)	1,600	137,227
Tobacco Settlement Finance Authority, Refunding RB
Class 1, 4.31%, 06/01/49	20,000	15,665,073
Class 2, 4.88%, 06/01/49	11,900	11,154,787

		26,957,087

Wisconsin — 0.3%
Public Finance Authority, RB
4.75%, 06/15/25(b)	495	490,301
5.38%, 06/15/28(b)	400	380,532
5.25%, 01/01/31(b)	1,150	886,597
Class S, 5.25%, 06/15/26(b)	140	134,923
Series B, 6.00%, 06/15/24	155	154,128
Public Finance Authority, Refunding RB, Series B, 6.13%, 10/01/49(b)	1,470	1,280,293

		3,326,774

Total Municipal Bonds — 135.8% (Cost: $1,447,839,989)		1,497,797,308

Total Long-Term Investments — 143.6% (Cost: $1,540,748,685)		1,584,192,024

	Shares

Short-Term Securities

Money Market Funds — 0.7%
BlackRock Liquidity Funds, T-Fund, Institutional Class, 5.19%(h)(i)	8,036,693	8,036,693

Total Short-Term Securities — 0.7% (Cost: $8,036,693)		8,036,693

Total Investments — 144.3% (Cost: $1,548,785,378)		1,592,228,717

Liabilities in Excess of Other Assets — (44.3)%		(488,725,747)

Net Assets — 100.0%		$1,103,502,970

(a)	All or a portion of the security has been pledged as collateral in connection with outstanding reverse repurchase agreements.
(b)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	Zero-coupon bond.
(d)	When-issued security.
(e)	Issuer filed for bankruptcy and/or is in default.
(f)	Non-income producing security.
(g)	U.S. Government securities held in escrow, are used to pay interest on this security as well as to retire the bond in full at the date indicated, typically at a premium to par.
(h)	Affiliate of the Trust.
(i)	Annualized 7-day yield as of period end.

For purposes of this report, industry and sector sub-classifications may differ from those utilized by the Trust for compliance purposes.

4

Schedule of Investments (unaudited) (continued) March 31, 2024	BlackRock Taxable Municipal Bond Trust (BBN)

Affiliates

Investments in issuers considered to be affiliate(s) of the Trust during the period ended March 31, 2024 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 12/31/23	Purchases at Cost		Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 03/31/24	Shares Held at 03/31/24	Income	Capital Gain Distributions from Underlying Funds
BlackRock Liquidity Funds, T-Fund, Institutional Class	$7,737,117	$299,576	(a)	$—	$—	$—	$8,036,693	8,036,693	$231,937	$—

(a)	Represents net amount purchased (sold).

Reverse Repurchase Agreements

Counterparty	Interest Rate		Trade Date	Maturity Date	(a)	Face Value	Face Value Including Accrued Interest	Type of Non-Cash Underlying Collateral	Remaining Contractual Maturity of the Agreements	(a)

TD Securities (USA) LLC	5.57	%(b)	11/14/23	Open		$18,891,250	$19,292,532	Municipal Bonds	Open/Demand
Barclays Bank PLC	5.60	(b)	12/01/23	Open		971,763	990,026	Municipal Bonds	Open/Demand
TD Securities (USA) LLC	5.57	(b)	12/01/23	Open		8,784,281	8,938,660	Municipal Bonds	Open/Demand
Barclays Bank PLC	5.55	(b)	12/08/23	Open		5,732,475	5,830,930	Municipal Bonds	Open/Demand
Barclays Bank PLC	5.60	(b)	12/08/23	Open		3,272,500	3,328,914	Municipal Bonds	Open/Demand
Barclays Bank PLC	5.60	(b)	12/08/23	Open		4,550,000	4,616,342	Municipal Bonds	Open/Demand
Barclays Bank PLC	5.60	(b)	12/08/23	Open		6,100,313	6,205,195	Municipal Bonds	Open/Demand
Barclays Bank PLC	5.60	(b)	12/08/23	Open		7,587,825	7,718,978	Municipal Bonds	Open/Demand
Barclays Bank PLC	5.60	(b)	12/08/23	Open		2,068,750	2,104,508	Municipal Bonds	Open/Demand
Barclays Bank PLC	5.60	(b)	12/08/23	Open		18,981,470	19,309,559	Municipal Bonds	Open/Demand
Barclays Bank PLC	5.60	(b)	12/08/23	Open		7,613,625	7,744,875	Municipal Bonds	Open/Demand
Barclays Bank PLC	5.60	(b)	12/08/23	Open		13,125,000	13,348,253	Municipal Bonds	Open/Demand
Barclays Bank PLC	5.60	(b)	12/08/23	Open		10,150,000	10,324,975	Municipal Bonds	Open/Demand
Barclays Bank PLC	5.60	(b)	12/08/23	Open		17,076,250	17,371,408	Municipal Bonds	Open/Demand
Barclays Bank PLC	5.60	(b)	12/08/23	Open		13,195,000	13,423,072	Municipal Bonds	Open/Demand
TD Securities (USA) LLC	5.50	(b)	12/08/23	Open		40,282,987	40,970,428	Municipal Bonds	Open/Demand
TD Securities (USA) LLC	5.53	(b)	12/08/23	Open		10,604,831	10,786,504	Municipal Bonds	Open/Demand
Barclays Bank PLC	5.60	(b)	12/13/23	Open		3,322,069	3,377,026	Municipal Bonds	Open/Demand
Barclays Bank PLC	5.60	(b)	12/13/23	Open		25,596,450	26,028,810	Municipal Bonds	Open/Demand
Barclays Bank PLC	5.60	(b)	12/13/23	Open		4,731,250	4,810,604	Municipal Bonds	Open/Demand
RBC Capital Markets, LLC	5.60	(b)	12/13/23	Open		14,157,500	14,394,953	Municipal Bonds	Open/Demand
RBC Capital Markets, LLC	5.60	(b)	12/13/23	Open		13,965,000	14,133,298	Municipal Bonds	Open/Demand
RBC Capital Markets, LLC	5.60	(b)	12/13/23	Open		3,041,250	3,092,398	Municipal Bonds	Open/Demand
RBC Capital Markets, LLC	5.60	(b)	12/13/23	Open		2,845,000	2,892,847	Municipal Bonds	Open/Demand
RBC Capital Markets, LLC	5.60	(b)	12/13/23	Open		18,572,500	18,879,746	Municipal Bonds	Open/Demand
RBC Capital Markets, LLC	5.60	(b)	12/13/23	Open		15,831,250	16,097,501	Municipal Bonds	Open/Demand
RBC Capital Markets, LLC	5.60	(b)	12/13/23	Open		19,855,000	20,188,922	Municipal Bonds	Open/Demand
RBC Capital Markets, LLC	5.60	(b)	12/13/23	Open		7,612,500	7,740,179	Municipal Bonds	Open/Demand
RBC Capital Markets, LLC	5.60	(b)	12/13/23	Open		6,156,250	6,259,222	Municipal Bonds	Open/Demand
TD Securities (USA) LLC	5.57	(b)	12/13/23	Open		4,665,375	4,743,884	Municipal Bonds	Open/Demand
TD Securities (USA) LLC	5.57	(b)	12/13/23	Open		6,067,500	6,169,604	Municipal Bonds	Open/Demand
TD Securities (USA) LLC	5.57	(b)	12/13/23	Open		11,437,500	11,629,971	Municipal Bonds	Open/Demand
TD Securities (USA) LLC	5.57	(b)	12/13/23	Open		10,450,000	10,625,374	Municipal Bonds	Open/Demand
TD Securities (USA) LLC	5.57	(b)	12/13/23	Open		10,575,000	10,752,181	Municipal Bonds	Open/Demand
TD Securities (USA) LLC	5.57	(b)	12/13/23	Open		7,236,862	7,358,114	Municipal Bonds	Open/Demand
TD Securities (USA) LLC	5.57	(b)	12/13/23	Open		9,405,000	9,560,854	Municipal Bonds	Open/Demand
TD Securities (USA) LLC	5.57	(b)	12/13/23	Open		7,026,281	7,143,683	Municipal Bonds	Open/Demand
TD Securities (USA) LLC	5.57	(b)	12/13/23	Open		2,027,500	2,061,656	Municipal Bonds	Open/Demand
TD Securities (USA) LLC	5.57	(b)	12/13/23	Open		1,500,000	1,525,242	Municipal Bonds	Open/Demand
TD Securities (USA) LLC	5.57	(b)	12/13/23	Open		7,079,688	7,198,306	Municipal Bonds	Open/Demand
TD Securities (USA) LLC	5.57	(b)	12/20/23	Open		18,318,750	18,607,830	Municipal Bonds	Open/Demand
Barclays Bank PLC	5.05	(b)	01/29/24	Open		8,277,500	8,349,491	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	5.60	(b)	02/08/24	Open		2,876,250	2,899,516	Corporate Bonds	Open/Demand
TD Securities (USA) LLC	5.57	(b)	02/08/24	Open		1,917,500	1,932,927	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	5.60	(b)	03/27/24	Open		19,530,000	19,545,190	Municipal Bonds	Open/Demand
TD Securities (USA) LLC	5.57	(b)	03/27/24	Open		16,495,450	16,508,211	Municipal Bonds	Open/Demand

S C H E D U L E O F I N V E S T M E N T S	5

Schedule of Investments (unaudited) (continued) March 31, 2024	BlackRock Taxable Municipal Bond Trust (BBN)

Reverse Repurchase Agreements (continued)

Counterparty	Interest Rate		Trade Date	Maturity Date	(a)	Face Value	Face Value Including Accrued Interest	Type of Non-Cash Underlying Collateral	Remaining Contractual Maturity of the Agreements	(a)
TD Securities (USA) LLC	5.57	%(b)	03/27/24	Open		$14,887,500	$14,899,017	Municipal Bonds	Open/Demand
TD Securities (USA) LLC	5.57	(b)	03/27/24	Open		20,332,125	20,347,854	Municipal Bonds	Open/Demand

						$504,780,120	$512,059,570

(a)	Certain agreements have no stated maturity and can be terminated by either party at any time.
(b)	Variable rate security. Rate as of period end and maturity is the date the principal owed can be recovered through demand.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Short Contracts
10-Year U.S. Treasury Note	377	06/18/24	$41,770	$(252,031)
U.S. Long Bond	797	06/18/24	95,989	(1,550,378)

				$(1,802,409)

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Trust has the ability to access;

•

Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs); and

•

Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Trust’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

The following table summarizes the Trust’s financial instruments categorized in the fair value hierarchy. The breakdown of the Trust’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Corporate Bonds	$—	$86,394,716	$—	$86,394,716
Municipal Bonds	—	1,497,797,308	—	1,497,797,308
Short-Term Securities
Money Market Funds	8,036,693	—	—	8,036,693

	$8,036,693	$1,584,192,024	$—	$1,592,228,717

6

Schedule of Investments (unaudited) (continued) March 31, 2024	BlackRock Taxable Municipal Bond Trust (BBN)

Fair Value Hierarchy as of Period End (continued)

	Level 1	Level 2	Level 3	Total
Derivative Financial Instruments(a)
Liabilities
Interest Rate Contracts	$(1,802,409)	$—	$—	$(1,802,409)

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

The Trust may hold assets and/or liabilities in which the fair value approximates the carrying amount or face value, including accrued interest, for financial reporting purposes. As of period end, reverse repurchase agreements of $512,059,570 are categorized as Level 2 within the fair value hierarchy.

Portfolio Abbreviation

AGM	Assured Guaranty Municipal Corp.

AGM-CR	AGM Insured Custodial Receipt

AMBAC	AMBAC Assurance Corp.

ARB	Airport Revenue Bonds

BAB	Build America Bond

BAM	Build America Mutual Assurance Co.

CAB	Capital Appreciation Bonds

COP	Certificates of Participation

FHLMC	Federal Home Loan Mortgage Corp.

FNMA	Federal National Mortgage Association

GNMA	Government National Mortgage Association

GO	General Obligation Bonds

M/F	Multi-Family

NPFGC	National Public Finance Guarantee Corp.

RB	Revenue Bond

S/F	Single-Family

SAP	Subject to Appropriations

TA	Tax Allocation

S C H E D U L E O F I N V E S T M E N T S	7